As filed with the Securities and Exchange Commission on December 17, 2013
File Nos. 333–16093
811–07923

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N–1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post–Effective Amendment No. 69
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 70

CITY NATIONAL ROCHDALE FUNDS
(Formerly, CNI Charter Funds)
(Exact Name of Registrant as Specified in its Charter)

400 North Roxbury Drive
Beverly Hills, California 90210
(Address of Principal Executive Office)

(800) 708-8881
(Registrant’s Telephone Number, Including Area Code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
(Name and Address of Agent for Service)
_________________________

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485(b)
[X]	on December 30, 2013 pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on (date) pursuant to Rule 485(a)(1)
__________________________

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Please Send Copy of Communications to:
__________________________

MICHAEL GLAZER
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

EXPLANATORY NOTE

This Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A for City National Rochdale Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 30, 2013, the effectiveness of Post-Effective Amendment No. 65 (“PEA No. 65”), which was filed with the Commission via EDGAR Accession No. 0001398344-13-004701 on October 4, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to PEA No. 65 by means of this filing, Parts A, B and C of PEA No. 65 are incorporated herein by reference.

 PART A – PROSPECTUS

The Prospectus for the City National Rochale Municipal High Income Fund is incorporated herein by reference to Part A of PEA No. 65.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the City National Rochdale Municipal High Income Fund is incorporated herein by reference to Part B of PEA No. 65.

PART C – OTHER INFORMATION

The Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 65.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, City National Rochdale Funds, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 17th day of December, 2013.

CITY NATIONAL ROCHDALE FUNDS

By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on December 17, 2013.

Signature	Title	Date

/s/ Garrett D’Alessandro	President & Chief	December 17, 2013
Garrett D’Alessandro	Executive Officer

/s/ Eric Kleinschmidt	Controller & Chief	December 17, 2013
Eric Kleinschmidt	Operating Officer

/s/ Irwin G. Barnet*	Trustee	December 17, 2013
Irwin G. Barnet

/s/ Vernon C. Kozlen*	Trustee	December 17, 2013
Vernon C. Kozlen

/s/ William R. Sweet*	Trustee	December 17, 2013
William R. Sweet

/s/ James R. Wolford*	Trustee	December 17, 2013
James R. Wolford

/s/ Daniel A. Hanwacker*	Trustee	December 17, 2013
Daniel A. Hanwacker

/s/ Jay C. Nadel*	Trustee	December 17, 2013
Jay C. Nadel

/s/ Andrew S. Clare*	Trustee	December 17, 2013
Andrew S. Clare

/s/ Jon C. Hunt*	Trustee	December 17, 2013
Jon C. Hunt

* By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro, Attorney-in-Fact, pursuant to Power of Attorney